SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, AND CLASS B
FEBRUARY 28,1997 PROSPECTUS
The following information replaces similar information found on the cover page.
High Yield and Strategic Income may each invest without limitation in lower-quality debt securities, sometimes called "junk bonds." Investors should consider that these securities carry greater risks, such as the risk of default, than other debt securities. Refer to "Investment Principles and Risks" on page 40 for further information. The following information replaces similar information found in "Who May Want to Invest" on page 3.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which invoke greater risks than the investment-grade securities.
The following information replaces similar information found in "Who May Want to Invest" beginning on page 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Institutional Class shares have no sales charge and do not pay a distribution fee or a shareholder service fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 64, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services. In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. See "Transaction Details," page 60, and "Sales Charge Reductions and Waivers," page 64, for sales charge reduction information. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional. See "Sales Charge Reductions and Waivers," page 64, for sales charge waiver information. If you prefer not to pay a front-end sales charge, you should consider Class B shares. While Class B shares are subject to higher ongoing costs than Class A or Class T shares, because of their higher 12b-1 fees, Class B shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. If you sell your Class B shares of the Intermediate-Term Bond Funds within three years or your Class B shares of the Bond Funds and the Equity Funds within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. See "Transaction Details," page 60, for CDSC schedules and related information.
The following information replaces similar information found in "Expenses" on page 4.



                                                                                Class A         Class T         Class B

Maximum sales charge (as a % of offering price) on purchases of:
TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic      5.75%           3.50%           None
Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the
Equity Funds)

Maximum sales charge (as a % of offering price) on purchases of: High Yield,
Strategic Income, Mortgage Securities, Government Investment, High Income Municipal, 4.75%       3.50%           None
Municipal Bond, California Municipal Income, and New York Municipal Income (the Bond Funds)

Maximum sales charge (as a % of offering price) on purchases of: Intermediate
Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds)        3.75%           2.75%           None

Maximum sales charge (as a % of offering price) on purchases of: Short-Fixed
Income and Short-Intermediate                                                    1.50%           1.50%           None
Municipal Income (the Short-Term Bond Funds)

Maximum CDSC for all Equity and Bond Funds (as a % of the lesser of original
purchase price or redemption proceeds)                                          None[A]         None[A]         5.00%[B]

Maximum CDSC for the Intermediate-Term Bond Funds (as a % of the lesser
of the original purchase price or redemption proceeds)                           None[A]         None[A]         3.00%[C]

Maximum CDSC for the Short-Term Bond Funds (as a % of the lesser of the
original purchase price or redemption proceeds)                              None[A]         None[A]         *

Maximum sales charge on reinvested distributions                              None            None            None

Redemption fee                                                                 None            None            None

Exchange fee                                                                  None            None            None

Annual account maintenance fee (for accounts under $2,500)                   $12.00          $12.00          $12.00


* FUNDS DO NOT OFFER CLASS B SHARES.
[A] A CONTINGENT DEFERRED SALES CHARGE CHARGE OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID. SEE "TRANSACTION DETAILS", PAGE 60.
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
[C] DECLINES OVER 3 YEARS FROM 3.00% TO 0%.
The following information replaces similar information found in "Expenses" on page 5.


EQUITY FUNDS


                       Operating Expenses                                                       Class A    Class T   Class B


EQUITY GROWTH          Management fee                                                           0.61%      0.61%     0.61%


                       12b-1 fee (including 0.25% Shareholder Service Fee for Class B shares)   0.25%      0.50%     1.00%


                       Other expenses                                                           0.33%[A]   0.25%
0.34%[A]

                       Total operating expenses                                                  1.19%     1.36%     1.95%


GROWTH OPPORTUNITIES   Management fee                                                           0.61%      0.61%     0.61%


                       12b-1 fee (including 0.25% Shareholder Service Fee for Class B shares)   0.25%      0.50%     1.00%


                       Other expenses                                                           0.28%[A]   0.23%
0.32%[A]

                       Total operating expenses                                                 1.14%      1.34%     1.93%



The following footnotes replace similar footnotes found in "Expenses"
on page 5.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
[C] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.20% TO 0.15%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE WOULD BE 0.50% AND TOTAL OPERATING EXPENSES WOULD BE 1.15%, 1.26% , AND 1.94% FOR CLASS A, CLASS T, AND CLASS B, RESPECTIVELY.
The following information replaces similar information found in "Expenses" on page 7.
A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables for the applicable class would have been:
                                      Class T   Class B

Mid Cap                                1.60%     2.37%

Equity Growth                          1.34%     1.95%

Strategic Opportunities               1.27%     1.79%

Large Cap                              2.00%     2.50%

Equity Income                          1.26%     1.79%

Balanced                               1.20%     1.90%

High Yield                             1.11%     1.79%

Strategic Income                       1.22%     1.87%

Government Investment                  0.99%     1.67%

Intermediate Bond                      0.96%     1.66%

Short-Intermediate Municipal Income    0.89%     *

California Municipal Income            0.87%    1.62%

New York Municipal Income              0.97%    1.62%

* FUND DOES NOT OFFER CLASS B SHARES
The following information replaces similar information regarding Growth Opportunities found in "Expenses" on page 8.
EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption, at the end of each time period:
EQUITY FUNDS

            Examples


                                            Full Redemption                       No
                                                                                  Redemption

                                            Class A           Class T   Class B   Class B

GROWTH OPPORTUNITIES    After 1 year        $68               $48       $70[A]    $20

                        After 3 years       $92               $76       $91[A]    $61

                        After 5 years       $117              $106      $124[A]   $104

                        After 10 years[B]   $188              $191      $195      $195


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
For the funds listed below, the following information replaces similar information relating to Class A shares found in "Expenses" beginning on page 8.
EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption, at the end of each time period:
EQUITY FUNDS

                                            Examples

                                            Full Redemption

                                            Class A

TECHNOQUANT GROWTH        After 1 year      $71

                          After 3 years     $99

MID CAP                   After 1 year      $71

                          After 3 years     $98

EQUITY GROWTH             After 1 year      $69

                          After 3 years     $93

                          After 5 years     $119

                          After 10 years    $194

STRATEGIC OPPORTUNITIES   After 1 year      $70

                          After 3 years     $95

                          After 5 years     $122

                          After 10 years    $200

LARGE CAP                 After 1 year      $74

                          After 3 years     $109

GROWTH & INCOME           After 1 year      $69

                          After 3 years     $93

EQUITY INCOME             After 1 year      $68

                          After 3 years     $90

                          After 5 years     $115

                          After 10 years    $184

BALANCED                  After 1 year      $68

                          After 3 years     $90

                          After 5 years     $115

                          After 10 years    $184

TAXABLE INCOME FUNDS

                                         Examples

                                         Full Redemption

                                         Class A

HIGH YIELD              After 1 year     $58

                        After 3 years    $81

                        After 5 years    $106

                        After 10 years   $177

STRATEGIC INCOME        After 1 year     $60

                        After 3 years    $85

                        After 5 years    $113

                        After 10 years   $191

MORTGAGE SECURITIES     After 1 year     $56

                        After 3 years    $75

                        After 5 years    $95

                        After 10 years   $153

GOVERNMENT INVESTMENT   After 1 year     $56

                        After 3 years    $75

                        After 5 years    $95

                        After 10 years   $153

INTERMEDIATE BOND       After 1 year     $46

                        After 3 years    $65

                        After 5 years    $85

                        After 10 years   $144

MUNICIPAL FUNDS

            Examples

            Full Redemption

            Class A

HIGH INCOME MUNICIPAL           After 1 year     $56

                                After 3 years    $75

                                After 5 years    $95

                                After 10 years   $153

MUNICIPAL BOND                  After 1 year     $56

                                After 3 years    $75

                                After 5 years    $95

                                After 10 years   $153

INTERMEDIATE MUNICIPAL INCOME   After 1 year     $46

                                After 3 years    $65

                                After 5 years    $85

                                After 10 years   $144

STATE MUNICIPAL FUNDS

                                               Examples

                                               Full Redemption

                                               Class A

CALIFORNIA MUNICIPAL INCOME   After 1 year     $56

                              After 3 years    $75

NEW YORK MUNICIPAL INCOME     After 1 year     $56

                              After 3 years    $75

                              After 5 years    $95

                              After 10 years   $153

The following information replaces similar information found in "Expenses" on page 11.
If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:


                                 Other Expenses                           Total Operating Expenses


                                 Class A[A]       Class T     Class B     Class A[A]                 Class T     Class B


Large Cap                         0.96%            1.34%       2.35%       1.81%                      2.44%       3.95%


Strategic Income                  0.65%            (dagger)    (dagger)    1.39%                      (dagger)    (dagger)


Mortgage                          2.25%            0.53%       1.08%       2.85%                      1.23%       2.43%

Securities[A]


Government                        0.72%            (dagger)    0.43%       1.32%                      (dagger)    1.78%

Investment


Intermediate Bond                 0.48%            (dagger)    0.44%       1.08%                      (dagger)    1.79%


Short Fixed-Income                0.50%            (dagger)    *           1.10%                      (dagger)    *


High Income                       0.48%            (dagger)    (dagger)    1.03%                      (dagger)    (dagger)

Municipal


Municipal Bond[A]                 2.80%            0.37%       0.52%       3.35%                      1.02%       1.82%


Intermediate                      1.00%            0.39%       0.56%       1.55%                      1.04%       1.86%

Municipal Income


Short-Intermediate                1.29%            0.60%       *           1.84%                      1.15%       *

Municipal Income


California Municipal Income[A]    2.01%            0.38%       0.95%       2.50%[B]                   1.03%       2.25%


New York Municipal Income         1.95%            1.97%       2.42%       2.50%                      2.62%       3.72%



* FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
[B] LIMITED IN ACCORDANCE WITH A STATE LIMITATION. WITHOUT THIS LIMITATION, TOTAL OPERATING EXPENSES WOULD BE 2.56% FOR CALIFORNIA MUNICIPAL INCOME, CLASS A.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1996.
For the funds listed below, the following information replaces similar information relating to Class A load adjusted total return figures found in "Performance" on pages 30-32. The total return figures in the table below reflect the August 1, 1997 increases in the funds' maximum Class A front-end sales charges. Unless revised in this prospectus supplement, the footnotes to the total return tables found in "Performance" on pages 35-36 remain unchanged.
EQUITY FUNDS - CLASS A

      Average Annual Total ReturnF   Cumulative Total ReturnF


      Past 1 year   Past 5 years   10 Years/       Past 1 year   Past 5 years   10 Years/
                                   Life of fund+                                Life of fund+



MID CAP - CLASS A (LOAD ADJ.) [A][C]                   n/a       n/a      n/a      n/a       n/a       10.27%

EQUITY GROWTH - CLASS A (LOAD ADJ.) [A][C]             12.13%    17.36%   18.92%   12.13%    122.64%   465.44%

GROWTH OPPORTUNITIES - CLASS A (LOAD ADJ.)[A][B]       10.78%    16.27%   19.84%   10.78%    112.51%   406.46%

STRATEGIC OPPORTUNITIES - CLASS A (LOAD ADJ.) [A][D]   (4.30)%   10.78%   11.21%   (4.30)%   66.84%    189.43%

LARGE CAP - CLASS A (LOAD ADJ.) [A][C]                 n/a       n/a      n/a      n/a       n/a       11.50%

EQUITY INCOME - CLASS A (LOAD ADJ.) [A][C]             11.97%    17.59%   12.53%   11.97%    124.79%   225.67%

BALANCED - CLASS A (LOAD ADJ.)[A][B]                   2.96%     7.35%    10.64%   2.96%     42.58%    170.12%


TAXABLE BOND FUNDS - CLASS A

      Average Annual Total ReturnF   Cumulative Total ReturnF


      Past 1 year   Past 5 years   10 years/       Past 1 year   Past 5 years   10 years/
                                   Life of fund+                                Life of fund+



HIGH YIELD - CLASS A (LOAD ADJ.)[A][B]               7.34%     13.24%   13.17%   7.34%     86.25%   237.33%

STRATEGIC INCOME - CLASS A (LOAD ADJ.)[A][D]         7.45%     n/a      13.37%   7.45%     n/a      31.34%

MORTGAGE SECURITIES - CLASS A                        1.65%     6.75%    7.78%    1.65%     38.64%   111.47%
(LOAD ADJ.) [A][E]

GOVERNMENT INVESTMENT - CLASS A (LOAD ADJ.) [A][B]   (0.61)%   5.72%    6.52%    (0.61)%   32.08%   85.96%

INTERMEDIATE BOND - CLASS A (LOAD ADJ.) [A][C]       0.93%     6.12%    7.26%    0.93%     34.60%   101.50%


MUNICIPAL FUNDS - CLASS A

      Average Annual Total ReturnF   Cumulative Total ReturnF




                                  Past 1 year   Past 5 years   10 years/       Past 1 year   Past 5 years   10 years/
                                                              Life of fund+                                Life of fund+

HIGH INCOME MUNICIPAL - CLASS A
(LOAD ADJ.)[A][B]   (0.53)%       5.89%          8.52%           (0.53)%       33.16%         111.11%

MUNICIPAL BOND - CLASS A (LOAD ADJ.)
[A] [D]                           (1.05)%       5.69%          6.69%           (1.05)%       31.88%         91.13%

INTERMEDIATE MUNICIPAL INCOME -
CLASS A                           0.94%         5.21%          5.73%           0.94%         28.90%         74.57%
(LOAD ADJ.)[A][C]


STATE MUNICIPAL FUNDS - CLASS A

      Average Annual Total ReturnF   Cumulative Total ReturnF




                              Past 1 year   Past 5 years   10 years/       Past 1 year   Past 5 years   10 years/
                                                           Life of fund+                                Life of fund+

CALIFORNIA MUNICIPAL INCOME -
CLASS A (LOAD ADJ.)[A][B]     n/a           n/a            n/a             n/a           n/a            (2.87)%

NEW YORK MUNICIPAL INCOME -
CLASS A (LOAD ADJ.)[A][B]     0.23%         n/a            4.23%           0.23%         n/a            5.09%


[A] LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS A'S MAXIMUM FRONT-END SALES CHARGE OF 5.75% FOR THE EQUITY FUNDS; 4.75% FOR THE BOND FUNDS; 3.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS. LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS T'S MAXIMUM FRONT-END SALES CHARGE OF 3.50% FOR THE EQUITY FUNDS AND BOND FUNDS; 2.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS. CLASS B'S CDSC INCLUDED IN THE TOTAL RETURN FIGURES ARE CALCULATED PURSUANT TO THE CDSC SCHEDULES FOUND ON PAGE 62.
The following information replaces similar information found in footnote F of the "Performance" section on page 36.
[F] CLASS A OF MUNICIPAL BOND COMMENCED OPERATIONS ON MARCH 3, 1997. RETURNS BETWEEN JULY 1, 1996 AND FEBRUARY 28, 1997 ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.25% 12B-1 FEE. RETURNS PRIOR TO THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS A'S RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE WAS REFLECTED IN RETURNS PRIOR TO JULY 1, 1996.
INITIAL OFFERING OF CLASS B SHARES OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE), WHICH IS NOT REFLECTED IN PRIOR RETURN DATES. RETURNS BETWEEN SEPTEMBER 10, 1992 AND DECEMBER 31, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996). RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF THE FUND, WHICH DOES NOT BEAR A 12B-1 FEE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
INITIAL OFFERING OF CLASS B SHARES OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE), WHICH IS NOT REFLECTED IN PRIOR RETURN DATES. RETURNS BETWEEN JANUARY 6, 1987 AND DECEMBER 31, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% PRIOR TO JANUARY 1,
1996). CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
The following information replaces similar information found in the "Charter" section on page 38.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
The following information supplements the information found under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 38.
   John Avery is associate manager of Advisor Balanced, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
Brian Hogan is manager of Advisor Strategic Income's emerging market securities, which he has managed since September 1997. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst and manager. Previously, he worked as an analyst for
Conseco Capital Management    from 1    993 to 1994 and Aegon USA
Investment Management from 1990 to 1993.
The following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section on page 39. George Fischer is manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
   Curt Hollingsworth is Vice President and manager of Advisor Government Investment and Advisor Strategic Income, both of which he has managed since February 1997. Mr. Hollingsworth manages the domestic investment-grade and U.S. government investments for Advisor Government Investment. He also manages several other Fidelity funds. Since joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed income trader and portfolio manager.
Effective October 1, 1997, the following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 39.
   Kevin Grant is Vice President and manager of Advisor Intermediate Bond and Advisor Balanced, which he has managed since October 1995 and
March 1996, respectively.     Mr. Grant manages the fixed-income
investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Thomas Silvia is manager of Advisor Mortgage Securities. He has been a co-manager of the fund since February 1997. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
The following information replaces similar information found under the heading "FMR and Its Affiliates"in the "Charter" section on page 40. As of May 31, 1997, approximately 44.14% and 28.67% of California Municipal Income's and New York Municipal Income's total outstanding shares, respectively, were held by an FMR affiliate. Therefore based on his membership in this family group, Mr. Edward C. Johnson 3d may be deemed to be a beneficial owner of these shares of California Municipal Income and New York Municipal Income.
The following information replaces similar information found in "Investment Principles and Risks" on page 43.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
The following information replaces similar information found under the heading "Equity Securities" in the "Securities and Investment Practices" section on page 44.
RESTRICTIONS: With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, this limitation does not apply to securities of other investment companies. The following information replaces similar information found under the heading "Debt Securities" in the "Securities and Investment Practices" section on page 46.
High Income Municipal currently intends to limit its investments in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade quality if it is rated investment-grade by Moody's Investor Service, Standard and Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service L.P., or is unrated but judged by FMR to be of equivalent quality.
The following information replaces similar information found under the heading "Cash Management" in the "Securities and Investment Practices" section beginning on page 47.
RESTRICTIONS: California Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund. High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to invest in repurchase agreements.
The following information replaces similar information found under the heading "Diversification" in the "Securities and Investment Practices" section on page 48.
RESTRICTIONS: With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
The following information replaces similar information found in the "Fundamental Investment Policies and Restrictions" section beginning on page 48.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities,Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities,Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies. The following information replaces similar information under the heading "Management Fee" in the "Breakdown of Expenses" section on page 50.
Investment performance for Growth Opportunities and Strategic Opportunities will be represented by the average performance of all classes of the fund, weighted according to their average assets for each month.
The following information replaces similar information regarding Equity Growth under the heading "Management Fee" in the "Breakdown of Expenses" section on page 50.
                  Group     Individual   Total Management
                 Fee Rate    Fund Fee    Fee
                             Rate

Equity Growth     0.30%      0.30%        0.61%

The following footnotes replace similar footnotes found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 50.
[A] ESTIMATED
[C] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS 0.61% FOR GROWTH OPPORTUNITIES AND 0.61% FOR STRATEGIC OPPORTUNITIES.
[D] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO REDUCE THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.20% TO 0.15%. IF THIS REDUCTION WAS NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN 0.55%.
The following information replaces similar information found in "How to Buy Shares" on page 54.
Once each business day, two share prices are calculated for Class A and Class T shares of each fund: the offering price and the NAV. If you pay a front-end sales charge or qualify for a reduction as described on page 61, your Class A or Class T share price will be the offering price. If you qualify for a front-end sales charge waiver as described on page 64, your Class A or Class T share price will be the NAV. When you buy Class A or Class T shares at the offering price, the transfer agent deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. Class B's NAV is also calculated every business day. Class B shares of each fund are sold without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page 60.
PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.
The following information replaces similar information found in "Investor Services" on page 58.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class A, Class T, or Class B account. Accounts with a value of $10,000 or more in Class A, Class T or Class B shares are eligible for this program. Aggregate redemptions per 12 month period from your Class B account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
The following information replaces similar information found in "Transaction Details" on page 61.
THE OFFERING PRICE (price to buy one share) of Class A and Class T of each fund is its NAV, divided by the difference between one and the applicable sales charge percentage. Class A has a maximum sales charge of 5.75% of the offering price for the Equity Funds; 4.75% of the offering price for the Bond Funds; 3.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. Class T has a maximum sales charge of 3.50% of the offering price for the Equity Funds and the Bond Funds; 2.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. The offering price of Class B of each fund is its NAV. A class's REDEMPTION PRICE (price to sell one share) is its NAV minus any applicable CDSC.
SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A

EQUITY FUNDS:              Sales Charge                      Investment
                                                             Professional
                                                             Concession as %
                                                             of Offering Price

                           As a % of        As an
                           Offering Price   approximate %
                                            of Net Amount
                                            Invested

Up to $49,999               5.75%            6.10%            5.00%

$50,000 to $99,999          4.50%            4.71%            3.75%

$100,000 to $249,999        3.50%            3.63%            2.75%

$250,000 to $499,999        2.50%            2.56%            2.00%

$500,000 to $999,999        2.00%            2.04%            1.75%

$1,000,000 - $24,999,999    1.00%            1.01%           0.75%

$25,000,000 or more        None*            None*            *

BOND FUNDS:                Sales Charge                      Investment
                                                             Professional
                                                             Concession as %
                                                             of Offering Price

                           As a % of        As an
                           Offering Price   approximate %
                                            of Net Amount
                                            Invested

Up to $49,999               4.75%            4.99%            4.25%

$50,000 to $99,999          4.50%            4.71%            4.00%

$100,000 to $249,999        3.50%            3.63%            3.00%

$250,000 to $499,999        2.50%            2.56%            2.25%

$500,000 to $999,999        2.00%            2.04%            1.75%

$1,000,000 - $24,999,999    0.50%            0.50%            0.50%

$25,000,000 or more        None*            None*            *

INTERMEDIATE-TERM BOND FUNDS:   Sales Charge                      Investment
                                                                  Professional
                                                                  Concession as %
                                                                  of Offering Price

                                As a % of        As an
                                Offering Price   approximate %
                                                 of Net Amount
                                                 Invested

Up to $49,999                    3.75%            3.91%            3.00%

$50,000 to $99,999               3.00%            3.10%            2.25%

$100,000 to $249,999             2.25%            2.30%            1.75%

$250,000 to $499,999             1.75%            1.78%            1.50%

$500,000 to $999,999             1.50%            1.52%            1.25%

$1,000,000 - $24,999,999         0.50%            0.50%            0.50%

$25,000,000 or more             None*            None*            *



SHORT-TERM BOND FUNDS:     Sales Charge                      Investment
                                                             Professional
                                                             Concession as %
                                                             of Offering Price

                           As a % of        As an
                           Offering Price   approximate %
                                            of Net Amount
                                            Invested

Up to $499,999              1.50%            1.52%            1.25%

$500,000 to $999,999        1.00%            1.01%            0.75%

$1,000,000 - $24,999,999   None             None             None

$25,000,000 or more        None*            None*            *

* SEE SECTION ENTITLED FINDER'S FEE.
The following information replaces similar information found in "Transaction Details" on page 62.
FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the amount purchased.
Any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, Daily Money Class (formerly Initial Class) shares of Treasury Fund (formerly Daily Money Fund:
U.S. Treasury Portfolio), Prime Fund (formerly Daily Money Fund: Money Market Portfolio), or Tax-Exempt Fund (formerly Daily Tax-Exempt Money
Fund), for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class A or Class T CDSC shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by other Class A or Class T CDSC shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise the transfer agent at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.
The following information replaces similar information found in "Transaction Details" on page 63.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, or Class B shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class T or Class B shares will be reimbursed to you by reinvesting that amount in Class T shares or Class B shares, as applicable. The dollar amount of the CDSC, if any, you paid on Class A shares will likewise be reimbursed to you by reinvesting that amount in Class A shares. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class T or Class B shares will continue as if the shares had not been redeemed. For purposes of the CDSC holding period schedule, the holding period of your Class A shares will also continue as if the shares had not been redeemed.
The following information replaces similar information found in "Exchange Restrictions" on page 64.
(small solid bullet) Any exchanges of Class A, Class T, or Class B shares are not subject to a CDSC.
The following information supplements information found in "Sales Charge Reductions and Waivers" on page 65.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
2. Purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
3. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
4. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
5. Purchased as part of an employee benefit plan having $25 million or more in plan assets.
For the purpose of load waiver (3) certain broker dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
The following information replaces similar information found in "Sales Charge Reductions and Waivers" on page 66.
If you are investing through an account managed by a broker-dealer, if you have authorized an investment adviser to make investment decisions for you, or if you are investing through a trust department, you may qualify to purchase Class T shares without a sales charge (as described in (9), (10) and (13), above), Class A shares without a sales charge (as described in (2), (3) and (4) above), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. Contact your investment professional to discuss if you qualify.
THE CDSC ON CLASS B SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70, which are permitted without penalty pursuant to the Internal Revenue Code; or
3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.






SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS FEBRUARY 28,1997 PROSPECTUS
The following information replaces similar information on the cover page.
High Yield and Strategic Income may each invest without limitation in lower-quality debt securities, sometimes called "junk bonds." Investors should consider that these securities carry greater risks, such as the risk of default, than other debt securities. Refer to "Investment Principles and Risks" on page 23 for further information. The following information replaces similar information found in "Who May Want to Invest" on page 3.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which invoke greater risks than the investment-grade securities.
The following information replaces similar information found in "Who May Want to Invest" on page 4.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T or Class B shares.



































The following information replaces similar information regarding
Equity Growth found in "Expenses" on page 5.
EQUITY GROWTH   Management fee                  0.61%   After 1 year     $ 8

                12b-1 fee (Distribution fee)   None     After 3 years    $ 25

                Other expenses                  0.18%   After 5 years    $ 44

                Total operating expenses        0.79%   After 10 years   $ 98

The following footnotes replace similar footnotes found in "Expenses"
on page 5.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
[C] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.20% TO 0.15%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE WOULD BE 0.50% AND TOTAL OPERATING EXPENSES WOULD BE 1.06%.
The following information replaces similar information found in the "Charter" section on page 21.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
The following information supplements the information found under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 21.
   John Avery is associate manager of Advisor Balanced, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
Brian Hogan is manager of Advisor Strategic Income's emerging market securities, which he has managed since September 1997. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst,
research analyst and manager. Previously, he worked as    an analyst
fo    r Conseco Capital Management from 1993 to 1994 and Aegon USA
Investment Management from 1990 to 1993.
The following information replaces similar information under the heading "FMR and Its Affiliates" in the "Charter" section on page 22. George Fischer is manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
   Curt Hollingsworth is Vice President and manager of Advisor Government Investment and Advisor Strategic Income, both of which he has managed since February 1997. Mr. Hollingsworth manages the domestic investment-grade and U.S. government investments for Advisor Government Investment. He also manages several other Fidelity funds. Since joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed income trader and portfolio manager.
Effective October 1, 1997, the following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 22.
   Kevin Grant is Vice President and manager of Advisor Intermediate Bond and Advisor Balanced, which he has managed since October 1995 and
March 1996, respectively. Mr. Grant manages the fixed    -income
investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Thomas Silvia is manager of Advisor Mortgage Securities. He has been a co-manager of the fund since February 1997. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
The following information supplements the information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 23. As of May 31, 1997, approximately 44.14% and 28.67% of California Municipal Income's and New York Municipal Income's total outstanding shares, respectively, were held by an FMR affiliate. Therefore based on his membership in this family group, Mr. Edward C. Johnson 3d may be deemed to be a beneficial owner of these shares of California Municipal Income and New York Municipal Income.
The following information replaces similar information found in "Investment Principles and Risks" on page 26.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
The following information replaces similar information found under the heading "Equity Securities" in the "Securities and Investment Practices" section on page 27.
RESTRICTIONS: With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, this limitation does not apply to securities of other investment companies. The following information replaces similar information found under the heading "Debt Securities" in the "Securities and Investment Practices" section on page 29.
High Income Municipal currently intends to limit its investments in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade if it is rated investment-grade by Moody's Investor Service, Standard and Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality.
The following information replaces similar information found under the heading "Cash Management" in the "Securities and Investment Practices" section on page 30.
RESTRICTIONS: California Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund. High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to invest in repurchase agreements.
The following information replaces similar information found under the heading "Diversification" in the "Securities and Investment Practices" section on page 31.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
The following information replaces similar information found in the "Fundamental Investment Policies and Restrictions" section beginning on page 31.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies. The following information replaces similar information found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 33.
Investment performance for Growth Opportunities and Strategic Opportunities will be represented by the average performance of all classes of the fund, weighted according to their average assets for each month.
The following information replaces similar information regarding Equity Growth found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 33.
       Group     Individual   Total Management
      Fee Rate    Fund Fee    Fee
                  Rate

Equity Growth    0.30%    0.30%     0.61%

The following footnotes replace similar footnotes found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 33.
[A] ESTIMATED
[C] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS 0.61% FOR GROWTH OPPORTUNITIES AND 0.61% FOR STRATEGIC OPPORTUNITIES.
[D] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO REDUCE THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.20% TO 0.15%. IF THIS REDUCTION WAS NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN 0.55%.
The following information supplements the information found in "Exchange Restrictions" on page 43.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50, and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.